Earnings per share - Detail of potentially issuable common shares for purposes of Diluted EPS (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Shares issuable under share-based payment plans for which performance conditions have already been met		13,578,978
Total weighted average shares that could have been purchased: compensation expense to be recognized in future periods divided by the weighted average market price of Company’s shares		(8,944,168)
Other total weighted average shares potentially issuable for no additional consideration		2,044,759
Share-based payments (in shares)	0	6,679,569	0